Stockholders Equity (Tables)	6 Months Ended
Jun. 30, 2024
Stockholders Equity
Schedule of warrants activity
	April 22, 2024	June 30, 2024
Risk-free interest rate	5.39%	5.34%
Expected life	5.5year	5.3 year
Share price	$0.64	$0.81
Volatility	132%	126%
	Number of warrants	Weighted average exercise price per share $ per share	Weighted average life Years

Balance of warrants outstanding as of December 31, 2022	26,765	35.98	2.79
Granted	-	-	-
Forfeited	(1,515)	-	-
Balance of warrants outstanding as of December 31, 2023	25,250	12.00	1.90
Granted*	8,850,000	-	-
Forfeited	-	-	-
Balance of warrants exercisable as of June 30, 2024	8,875,250	0.74	5.54